Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Disclosure of Equity Reserves

	June 30,
	2024	2023

	(In thousands of US Dollars)
Share-based payment reserve	24,294	4
Capital contribution reserve	—	4,591
Foreign currency translation reserve	2,883	3,285
Closing Balance	27,176	7,880

Disclosure of Movement in Share-Based Payment Reserve
Movement in share-based payment reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	4	4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors Lux	22,576	—
Add: Share based payment expense for the period from December 18, 2023 to June 30, 2024	1,676	—
Foreign exchange differences	38	—
As of June 30	24,294	4

Disclosure of Movement in Foreign Currency Translation	Movement in foreign currency translation reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	3,285	2,394
Movement during the year	(402)	891
As of June 30	2,883	3,285

Disclosure of Movement in Capital Contribution Reserve
Movement in capital contribution reserve is as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	4,591	3,452
Interest forgiveness on convertible notes and shareholder loan	—	1,517
Derecognition upon consummation of the Capital Reorganization	(4,591)	—
Deferred tax impact	—	(378)
As of June 30	—	4,591